Commitments and Contingencies - Off-Balance-Sheet Originate Loans and Letters of Credit (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Commitments	$ 2,851,096
Total loan commitments
Loss Contingencies [Line Items]
Commitments	2,475,220	$ 2,000,000
Commercial, performance stand-by, and financial stand-by letters of credit
Loss Contingencies [Line Items]
Commitments	375,876	$ 509,900
Multi-family and commercial real estate
Loss Contingencies [Line Items]
Commitments	411,661
Multi-family and commercial real estate | Multifamily And Commercial Real Estate Loans
Loss Contingencies [Line Items]
Commitments	310,261
Multi-family and commercial real estate | One-to-Four Family
Loss Contingencies [Line Items]
Commitments	801
Multi-family and commercial real estate | Acquisition, Development, and Construction
Loss Contingencies [Line Items]
Commitments	100,599
Other loan commitments
Loss Contingencies [Line Items]
Commitments	$ 2,063,559